SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2013
SEGMENT REPORTING
Schedule of segment information

Revenues:

	Thousands of Yen
	2011	2012	2013
Japan
Outside customers	¥1,937,434	¥4,245,265	¥3,214,826
Intersegment	450,210	543,999	655,876
Total	2,387,644	4,789,264	3,870,702

U.S.
Outside customers	804,494	882,389	1,271,635
Intersegment	49,668	30,005	76,293
Total	854,162	912,394	1,347,928

Other
Outside customers	—	381	193,169
Intersegment	—	40,631	8,881
Total	––	41,012	202,050

Eliminations	(499,878)	(614,635)	(741,050)

Total revenue after eliminations	2,741,928	5,128,035	4,679,630

Adjustments*(1)	(55,835)	8,193	32,470

Total consolidated revenue	¥2,686,093	¥5,136,228	¥4,712,100

*(1) These amounts primarily represent the net impact of adjustments arising from differences in timing of the revenue recognition under U.S. GAAP and J GAAP.

Segment Performance Measure:

	Thousands of Yen
	2011	2012	2013
Segment profit (loss)
Japan	¥1,019,194	¥2,312,670	¥888,760
U.S.	77,946	70,218	98,747
Other	—	(16,304)	(83,774)

Total segment profit after eliminations	1,097,140	2,366,584	903,733

Adjustments*(2)	(57,040)	3,354	1,701

Total consolidated operating income	1,040,100	2,369,938	905,434

Unallocated amounts:
Interest income	3,410	2,052	1,326
Interest expense	(14,262)	(13,360)	(23,474)
Foreign currency exchange gains (losses)	(39,942)	10,294	165,664
Dividend income	—	4,500	4,500
Other-net	1,296	655	(3,055)

Total consolidated income before income taxes	¥990,602	¥2,374,079	¥1,050,395

*(2) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, and deferred IPO costs.

Segment Assets:

	Thousands of Yen
	2012	2013
Segment assets
Japan	¥4,830,227	¥4,575,917
U.S.	895,284	1,360,136
Others	134,294	335,270

Eliminations	(976,279)	(1,515,354)

Total segment assets after eliminations	4,883,526	4,755,969

Adjustments*(3)	96,150	321,308

Total consolidated assets	¥4,979,676	¥5,077,277

*(3) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, deferred tax assets and deferred IPO costs.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2011	2012	2013
Capital expenditures
Japan	¥249,406	¥589,247	¥701,997
U.S.	917	34,900	166,461
Others	—	22,605	145,508

Adjustments	(1,986)	(25,230)	651

Total consolidated capital expenditures	¥248,337	¥621,522	¥1,014,617

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis.

Other Significant Items:

	Thousands of Yen
	2011	2012	2013
Depreciation and amortization
Japan	¥51,986	¥130,139	¥238,160
U.S.	955	3,332	29,272
Others	—	2,336	23,640

Total depreciation and amortization	52,941	135,807	291,072

Adjustments	5,272	(6,443)	14,919

Total consolidated depreciation and amortization	¥58,213	¥129,364	¥305,991

Schedule of revenue by service categories

		Thousands of Yen
	2011	2012	2013
eDiscovery
Review	¥1,421,716	¥2,278,229	¥971,701
Other	1,108,062	2,632,355	3,427,735
Total	2,529,778	4,910,584	4,399,436
Investigation	44,061	144,072	188,685
Sales of forensic tools	49,208	38,082	26,584
Forensic training	38,252	30,882	40,700
Other	24,794	12,608	56,695
Total revenue	¥2,686,093	¥5,136,228	¥4,712,100